Note 7 - Fair Value of Below Market Time Charters Acquired (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Below Market Time Charters, Future Amortization Expense [Table Text Block]
For the year ending December 31,	Below market acquired charters
2022	$(4,940,640)
2023	(4,940,640)
2024	(4,954,176)
2025	(2,626,130)
Total	$(17,461,586)